UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07707

AB GLOBAL REAL ESTATE INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2018

Date of reporting period: February 28, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Real Estate Investment Fund

Portfolio of Investments

February 28, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Real Estate - 94.5%
Diversified Real Estate Activities - 5.4%
Kerry Properties Ltd.	149,500	$675,778
Leopalace21 Corp.	76,600	603,352
Mitsui Fudosan Co., Ltd.	124,500	2,978,430
Sumitomo Realty & Development Co., Ltd.	30,000	1,086,530
Sun Hung Kai Properties Ltd.	44,000	729,915
UOL Group Ltd.	211,600	1,349,970

		7,423,975

Diversified REITs - 13.6%
Activia Properties, Inc.	213	939,855
Armada Hoffler Properties, Inc.	77,025	1,007,487
Dream Global Real Estate Investment Trust	77,490	745,189
Empire State Realty Trust, Inc. - Class A	70,150	1,182,729
Fonciere Des Regions	7,020	732,412
GPT Group (The)	424,810	1,558,961
Gramercy Property Trust	79,311	1,717,083
H&R Real Estate Investment Trust	54,770	852,793
Hispania Activos Inmobiliarios SOCIMI SA	68,660	1,365,529
Hulic Reit, Inc.	606	904,752
ICADE	13,450	1,300,664
Kenedix Office Investment Corp. - Class A	135	853,662
Land Securities Group PLC	91,880	1,167,571
Liberty Property Trust	49,830	1,956,326
Merlin Properties Socimi SA	70,375	1,006,075
Mirvac Group	811,670	1,329,087
Washington Real Estate Investment Trust	5,751	145,385

		18,765,560

Health Care REITs - 3.4%
Healthcare Realty Trust, Inc.	49,350	1,310,243
Medical Properties Trust, Inc.	140,090	1,717,503
Sabra Health Care REIT, Inc.	99,560	1,680,573

		4,708,319

Hotel & Resort REITs - 4.3%
MGM Growth Properties LLC - Class A	51,500	1,351,875
Park Hotels & Resorts, Inc.	58,290	1,514,957
RLJ Lodging Trust	81,950	1,623,430
Summit Hotel Properties, Inc.	113,130	1,489,922

		5,980,184

Industrial REITs - 6.1%
Goodman Group	125,600	794,215
PLA Administradora Industrial S de RL de CV (a)	234,500	348,441
Prologis, Inc.	37,110	2,251,835
Rexford Industrial Realty, Inc.	51,600	1,393,200
Segro PLC	151,886	1,192,249
STAG Industrial, Inc.	68,590	1,561,795
Tritax Big Box REIT PLC	454,020	876,062

		8,417,797

Office REITs - 13.6%
Alexandria Real Estate Equities, Inc.	16,920	2,052,565
Allied Properties Real Estate Investment Trust	32,332	1,044,642

Company	Shares	U.S. $ Value
Boston Properties, Inc.	9,980	$1,186,323
Brandywine Realty Trust	102,840	1,610,474
CapitaLand Commercial Trust	659,300	856,197
Champion REIT	982,000	697,290
Columbia Property Trust, Inc.	76,879	1,601,389
Corporate Office Properties Trust	38,780	967,949
Hibernia REIT PLC	254,800	445,536
Investa Office Fund	259,371	847,536
Kilroy Realty Corp.	19,690	1,340,889
Mack-Cali Realty Corp.	44,960	759,374
Nippon Building Fund, Inc.	271	1,473,171
Orix JREIT, Inc.	658	1,004,622
SL Green Realty Corp.	16,830	1,631,164
Workspace Group PLC	88,340	1,143,994

		18,663,115

Real Estate Development - 2.5%
CK Asset Holdings Ltd.	396,500	3,406,843

Real Estate Operating Companies - 10.0%
Aroundtown SA	157,590	1,202,585
CA Immobilien Anlagen AG	42,981	1,258,668
Deutsche Wohnen SE	49,540	2,042,955
Entra ASA (b)	78,842	1,090,649
Fabege AB	39,840	862,724
Hongkong Land Holdings Ltd.	220,900	1,516,755
Hufvudstaden AB - Class A	52,830	799,041
TLG Immobilien AG	25,570	681,568
Vonovia SE	68,716	3,132,717
Wharf Real Estate Investment Co., Ltd. (a)	179,000	1,216,831

		13,804,493

Residential REITs - 12.0%
American Campus Communities, Inc.	25,360	925,133
American Homes 4 Rent - Class A	93,780	1,799,638
Camden Property Trust	19,790	1,577,461
Essex Property Trust, Inc.	13,010	2,912,028
Independence Realty Trust, Inc.	161,097	1,372,547
Japan Rental Housing Investments, Inc.	1,219	961,774
Killam Apartment Real Estate Investment Trust	134,120	1,423,562
Mid-America Apartment Communities, Inc.	24,530	2,105,165
Sun Communities, Inc.	26,013	2,277,698
UNITE Group PLC (The)	110,361	1,155,088

		16,510,094

Retail REITs - 16.5%
Charter Hall Retail REIT	346,501	1,000,094
Fukuoka REIT Corp.	596	966,939
Japan Retail Fund Investment Corp.	604	1,162,203
Kenedix Retail REIT Corp.	359	821,150
Klepierre SA	40,823	1,681,716
Link REIT	331,261	2,816,047
National Retail Properties, Inc.	49,890	1,857,904
Realty Income Corp.	45,690	2,247,034
Regency Centers Corp.	31,840	1,850,222
Retail Opportunity Investments Corp.	68,090	1,168,424
Simon Property Group, Inc.	39,048	5,994,259

Company	Shares	U.S. $ Value
Urban Edge Properties	53,060	$1,145,035

		22,711,027

Specialized REITs - 7.1%
American Tower Corp.	4,940	688,290
Crown Castle International Corp.	6,330	696,680
CubeSmart	71,350	1,912,893
Digital Realty Trust, Inc.	25,600	2,576,384
EPR Properties	19,630	1,131,277
Equinix, Inc.	2,380	933,198
National Storage Affiliates Trust	61,920	1,518,898
Safestore Holdings PLC	50,150	339,480

		9,797,100

		130,188,507

Transportation - 1.7%
Airport Services - 0.7%
Sydney Airport	184,070	935,163

Highways & Railtracks - 0.5%
Transurban Group	84,119	749,690

Railroads - 0.5%
East Japan Railway Co.	7,600	712,971

		2,397,824

Banks - 1.4%
Diversified Banks - 0.6%
Unicaja Banco SA (a) (b)	512,970	890,186

Thrifts & Mortgage Finance - 0.8%
Aareal Bank AG	21,400	1,040,936

		1,931,122

Materials - 1.0%
Construction Materials - 1.0%
Fletcher Building Ltd.	124,110	582,073
Grupo Cementos de Chihuahua SAB de CV	163,320	866,389

		1,448,462

Capital Goods - 0.4%
Industrial Conglomerates - 0.4%
Hopewell Holdings Ltd.	128,500	501,516

Total Common Stocks (cost $126,432,570)		136,467,431

SHORT-TERM INVESTMENTS - 1.8%
Investment Companies - 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.20% (c) (d) (e) (cost $2,044,091)	2,044,091	2,044,091

	Principal Amount (000)		U.S. $ Value
Time Deposits - 0.3%
ANZ, London
0.90%, 3/01/18	NZD	34	$24,635
BBH, Grand Cayman
(1.45)%, 3/01/18	CHF	3	2,685
(0.91)%, 3/01/18	SEK	100	12,035
(0.58)%, 3/01/18	EUR	12	14,321
(0.31)%, 3/01/18	JPY	859	8,048
0.20%, 3/01/18	NOK	221	28,033
0.23%, 3/01/18	GBP	20	27,888
BNP Paribas, Paris
0.15%, 3/01/18	SGD	41	30,922
0.34%, 3/01/18	HKD	242	30,896
National Australia Bank, London
0.63%, 3/01/18	AUD	245	189,984
Royal Bank of Canada, Toronto
0.55%, 3/01/18	CAD	46	35,730

Total Time Deposits (cost $406,881)			405,177

Total Short-Term Investments (cost $2,450,972)			2,449,268

Total Investments - 100.8% (cost $128,883,542) (f)			138,916,699
Other assets less liabilities - (0.8)%			(1,147,855)

Net Assets - 100.0%			$137,768,844

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	GBP	875	USD	1,173	3/14/18	$(32,525)
Bank of America, NA	MXN	22,317	USD	1,145	3/14/18	(36,823)
Bank of America, NA	USD	587	AUD	772	3/14/18	13,048
Bank of America, NA	USD	645	CAD	808	3/14/18	(14,938)
Bank of America, NA	USD	1,360	EUR	1,096	3/14/18	(22,173)
Bank of America, NA	USD	788	GBP	553	3/14/18	(25,998)
Bank of America, NA	USD	1,108	SGD	1,495	3/14/18	20,525
Barclays Bank PLC	NOK	9,039	USD	1,083	3/14/18	(61,976)
Barclays Bank PLC	SEK	6,829	USD	815	3/14/18	(9,754)
Barclays Bank PLC	USD	764	AUD	1,013	3/14/18	23,197
Barclays Bank PLC	USD	1,057	JPY	115,169	3/14/18	23,206
Barclays Bank PLC	USD	707	NOK	5,482	3/14/18	(12,822)
Barclays Bank PLC	USD	813	SGD	1,063	6/19/18	(9,225)
BNP Paribas SA	AUD	1,785	USD	1,414	3/14/18	27,725
BNP Paribas SA	EUR	836	USD	978	3/14/18	(42,971)
Brown Brothers Harriman & Co.	EUR	946	USD	1,106	3/14/18	(49,007)
Brown Brothers Harriman & Co.	JPY	35,997	USD	332	3/14/18	(5,365)
Brown Brothers Harriman & Co.	NZD	638	USD	445	3/14/18	(15,299)
Brown Brothers Harriman & Co.	SEK	11,383	USD	1,422	3/14/18	47,529

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	340	CAD	438	3/14/18	$1,376
Brown Brothers Harriman & Co.	USD	788	EUR	642	3/14/18	(4,063)
Brown Brothers Harriman & Co.	USD	449	GBP	322	3/14/18	(5,583)
Brown Brothers Harriman & Co.	USD	331	JPY	35,997	3/14/18	7,083
Brown Brothers Harriman & Co.	USD	2,178	SEK	18,212	3/14/18	21,217
Brown Brothers Harriman & Co.	USD	301	SGD	393	3/14/18	(3,987)
Brown Brothers Harriman & Co.	EUR	1,080	USD	1,338	6/19/18	9,253
Brown Brothers Harriman & Co.	USD	427	EUR	345	6/19/18	(2,884)
Brown Brothers Harriman & Co.	USD	680	GBP	489	6/19/18	(3,971)
Citibank, NA	EUR	1,369	USD	1,717	6/19/18	32,420
Citibank, NA	NOK	4,288	USD	554	6/19/18	9,377
Citibank, NA	USD	1,992	CHF	1,827	6/19/18	(38,220)
Citibank, NA	USD	859	JPY	90,487	6/19/18	(3,768)
Credit Suisse International	JPY	240,201	USD	2,152	3/14/18	(100,976)
Deutsche Bank AG	USD	3,516	EUR	2,957	3/14/18	95,021
Goldman Sachs Bank USA	EUR	2,121	USD	2,511	3/14/18	(78,690)
Royal Bank of Scotland PLC	CAD	2,134	USD	1,694	3/14/18	30,961
Royal Bank of Scotland PLC	USD	573	GBP	410	6/19/18	(5,902)
UBS AG	EUR	792	USD	940	3/14/18	(27,388)
UBS AG	USD	1,408	CHF	1,382	3/14/18	57,333
UBS AG	USD	1,116	JPY	125,032	3/14/18	57,201

						$(137,836)

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate market value of these securities amounted to $1,980,835 or 1.4% of net assets.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)	As of February 28, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,358,787 and gross unrealized depreciation of investments was $(6,463,466), resulting in net unrealized appreciation of $9,895,321.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	Great British Pound
HKD	–	Hong Kong Dollar
JPY	–	Japanese Yen
MXN	–	Mexican Peso
NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
USD	–	United States Dollar

Glossary:

REIT	–	Real Estate Investment Trust

COUNTRY BREAKDOWN1

February 28, 2018 (unaudited)

50.2%	United States
10.4%	Japan
8.3%	Hong Kong
5.8%	Germany
5.2%	Australia
4.2%	United Kingdom
2.9%	Canada
2.7%	France
2.4%	Spain
1.6%	Singapore
1.2%	Sweden
0.9%	Austria
0.9%	Mexico
1.5%	Other
1.8%	Short-Term

100.0%	Total Investments

1	All data are as of February 28, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Ireland, New Zealand and Norway.

AB Global Real Estate Investment Fund

February 28, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Real Estate	$80,140,974		$50,047,533		$	– 0	–	$130,188,507
Transportation	– 0	–	2,397,824			– 0	–	2,397,824
Banks	– 0	–	1,931,122			– 0	–	1,931,122
Materials	866,389		582,073			– 0	–	1,448,462
Capital Goods	– 0	–	501,516			– 0	–	501,516
Short-Term Investments:
Investment Companies	2,044,091		– 0	–		– 0	–	2,044,091
Time Deposits	– 0	–	405,177			– 0	–	405,177
Total Investments in Securities	83,051,454		55,865,245+			– 0	–	138,916,699

Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	– 0	–	476,472			– 0	–	476,472
Liabilities
Forward Currency Exchange Contracts	– 0	–	(614,308)			– 0	–	(614,308)

Total^	$83,051,454		$55,727,409		$	– 0	–	$138,778,863

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
^	An amount of $11,747,254 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools not being used during the reporting period. There were no transfers from Level 2 to Level 1 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the three months ended February 28, 2018 is as follows:

						Distributions
Fund	Market Value 11/30/2017 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2018 (000)		Dividend Income (000)
Government Money Market Portfolio	$1,145	$13,463	$12,564	$2,044		$2
Government Money Market Portfolio*	655	1,771	2,426	– 0	–	0	**

				$2,044		$2

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Real Estate Investment Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2018